Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Carrying Values and the Fair Value of Assets and Liabilities	The following tables show the carrying values and the fair value of assets and liabilities for each of the applicable categories:
		As of December 31,	As of December 31,
Measurement		2023	2022 (restated - Note 3e)
Financial assets at amortized cost
Cash	Level 1	84,038	30,887
Trade receivables	Level 3	714	701
Other receivables	Level 3	689	108

Financial assets at fair value through profit and loss
Derivative assets	Level 2	1,281	—
Total carrying amount and fair value		86,722	31,696

Financial liabilities at amortized cost
Trade accounts payable and accrued liabilities	Level 3	9,077	12,897
Long-term debt	Level 2	4,022	47,147

Financial liabilities at fair value through profit and loss
Warrant liabilities	Level 2	40,426	169
Total carrying amount and fair value		53,525	60,213

Net carrying amount and fair value		33,197	(28,517)

Schedule of Foreign Currency Risk	Amounts denominated in Canadian dollars and Argentine pesos included in the consolidated statements of financial position, presented in thousands of U.S. dollars, are as follows:
	As a of December 31,		As a of December 31,
	2023		2022
	CAD	ARS	CAD	ARS
Cash	8,904	183	4,994	1,297
Trade receivables	714	—	609	—
Trade payables and accrued liabilities	(8,372)	(544)	(6,228)	(4,849)
Long-term debt	—	—	(126)	—
	1,246	(361)	(751)	(3,552)

Schedule of Contractual Maturities of Financial Liabilities and Lease Liabilities (Non-Financial Liabilities)	The following are the undiscounted contractual maturities of financial liabilities with estimated future interest payments as of December 31, 2023:
	2024	2025	2026	2027	2028 and thereafter	Total
Trade accounts payable and accrued liabilities	9,077	—	—	—	—	9,077
Long-term debt	4,022	—	—	—	—	4,022
Lease liabilities	4,087	2,985	2,827	2,548	8,079	20,526
	17,186	2,985	2,827	2,548	8,079	33,625